Average Annual Total Returns (Vanguard Developed Markets Index Fund Institutional)	Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	FTSE Developed ex North America Index Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Spliced Developed ex North America Index Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - Institutional Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(5.72%)	(4.85%)	(4.85%)
Five Years	5.33%	5.50%	5.33%
Ten Years	4.57%	4.90%	4.43%